Long-Term Trade And Unbilled Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Receivables	$ 63,833	$ 0
Unbilled receivables	231,563	189,688
Long-term trade and unbilled receivables	$ 295,396	$ 189,688